FORMATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Note 1. FORMATION AND BASIS OF PRESENTATION

Organization

Air Industries Group, Inc. (the "Company" or “AIRI”), a Delaware corporation, was incorporated on January 13, 2006.

The accompanying consolidated financial statements presented are those of AIRI, and its wholly-owned subsidiaries; Air Industries Machining Corporation (“AIM”), Welding Metallurgy, Inc. ("Welding") and Nassau Tool Works, Inc. (“NTW”) which acquired certain assets and assumed certain liabilities on June 20, 2012.

 On October 2, 2012, the Company filed Form 10 with the Securities and Exchange Commission, (SEC).  This filing became effective sixty days after filing. The Company cleared all comments received from the SEC and received a no further comment letter in January 2013.  The Company is now required to resume all filings requirements of a public company.